7. INCOME TAX (December 2016 Note) (Details - Deferred tax assets) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 2,931,956	$ 2,832,793
Operating loss carryforwards	7,984,349	6,855,496
Gross deferred tax assets	10,916,305	9,688,289
Valuation allowance	(10,916,305)	(9,688,289)
Net deferred income tax asset	$ 0	$ 0